Other Assets	6 Months Ended
Jun. 30, 2022
Miscellaneous assets [abstract]
Other Assets

Note 11	Other Assets
Other assets of €2,982 at June 30, 2022, €2,101 at December 31, 2021, consisted of prepaid expenses related to current operating expenses.